Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Related Party Transactions

13.  Related Party Transactions

Transactions with the Company’s representative director

Mr. Eguchi is the guarantor with respect to some of the Company’s borrowings. See Note 3, Borrowings for more detail.

Transactions with the Company’s director

Kazuyoshi Takahashi, the representative director of ZACC, is the guarantor with respect to some of the Company’s borrowings. See Note 3, “Borrowings” for more detail.

Transactions with Senior Executives in Subsidiary

On December 11, 2024, Issei Homan, Chief Technology Officer of MEDIROM MOTHER Labs Inc. (“Mother Labs”), a subsidiary of MEDIROM, and Yasuhiro Hayami, Chief Business Officer of Mother Labs, invested ¥45,000 thousand and ¥5,040 thousand, respectively, in Mother Labs’ Series A financing.

On June 30, 2024, the Company entered into a salon purchase agreement with Issei Homan and the Company purchased a salon for ¥22,800 thousand.